FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)		3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 03, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities		$ 1,974,578		$ 10,580,041	$ 451,987
Change in fair value of derivative liabilities		$ (1,397,855)	$ 6,142,660	3,436,685	$ 10,128,054
Public Warrants
FAIR VALUE MEASUREMENTS
Exercise price of warrant		$ 0.12			$ 0.12
Derivative warrant liabilities				$ 10,580,041	$ 451,987
Initial Public Offering | Public Warrants
FAIR VALUE MEASUREMENTS
Number of warrants in a unit	0.5
Class A ordinary shares | Public Warrants
FAIR VALUE MEASUREMENTS
Exercise price of warrant	$ 11.50
Class A ordinary shares | Initial Public Offering
FAIR VALUE MEASUREMENTS
Number of shares in a unit	1